Revenues - Disclosure of products sales by channel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 157,908	€ 163,253	€ 144,624
Direct product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	130,755	137,889	119,305
Indirect product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 27,153	€ 25,365	€ 25,320